Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets：
Net operating loss carried forward	$ 17,748,867	$ 13,163,121
State net operating loss carried forwards for US entity	254,031
Accrued expenses	553,354	4,590,843
Allowance for doubtful accounts		39,230
Total deferred tax assets	18,556,252	17,793,194
Less: valuation allowance	(18,556,252)	(17,793,194)
Deferred tax assets, net of valuation allowance